INCOME TAX - Income tax expense (benefit) (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INCOME TAX
Current income tax provision	¥ (1,609)	$ (230)	¥ 1,609
Deferred income tax benefit	0	0	0
Income tax expenses (benefit)	¥ (1,609)	$ (230)	¥ 1,609